Prepaid expenses and other receivables (Schedule of prepaid expenses and other receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Government institutions	$ 140	$ 110
Current tax assets	74	51
Prepaid expenses	58	41
Derivative instruments	43	16
Receivables from equity-accounted investees sale	2	2
Other	52	38
Total other receivables	$ 369	$ 258